International Operations - Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 374,310	[1]	$ 358,990	[1]	$ 325,266	[1]
Total revenue	14,983		14,555		14,730
Income before income taxes	3,712		3,302		3,617
Net income	2,192		2,523		2,569
EMEA
Segment Reporting Information [Line Items]
Total assets	70,046	[1],[2]	78,912	[1],[2]	61,115	[1],[2]
Total revenue	3,821	[2]	3,727	[2]	3,780	[2]
Income before income taxes	1,015		936		1,135
Net income	822		761		867
APAC
Segment Reporting Information [Line Items]
Total assets	20,498	[1]	18,064	[1]	13,030	[1]
Total revenue	936		902		842
Income before income taxes	493		429		426
Net income	399		349		325
Other
Segment Reporting Information [Line Items]
Total assets	1,808	[1]	1,816	[1]	1,694	[1]
Total revenue	738		646		769
Income before income taxes	414		326		350
Net income	335		265		267
Foreign
Segment Reporting Information [Line Items]
Total assets	92,352	[1]	98,792	[1]	75,839	[1]
Total revenue	5,495		5,275		5,391
Income before income taxes	1,922		1,691		1,911
Net income	1,556		1,375		1,459
Domestic
Segment Reporting Information [Line Items]
Total assets	281,958	[1]	260,198	[1]	249,427	[1]
Total revenue	9,488		9,280		9,339
Income before income taxes	1,790		1,611		1,706
Net income	$ 636		$ 1,148		$ 1,110

[1]	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
[2]	Includes revenue of approximately $2.3 billion, $2.3 billion and $2.2 billion and assets of approximately $36.4 billion, $40.0 billion and $28.3 billion in 2013, 2012, and 2011, respectively, of international operations domiciled in the UK, which is 15%, 16% and 15% of total revenue and 10%, 11%, and 9% of total assets, respectively.